Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Loss balance sheet offsetting lending instruments	$ 0	$ 0